Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Line Items]
Cash available for immediate withdrawal	$ 2,982	$ 3,178	$ 568	$ 69
USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash available for immediate withdrawal	1,768	1,585
NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash available for immediate withdrawal	1,192	1,569
EUR [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash available for immediate withdrawal	$ 22	$ 24